U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Other income	$ 910	$ 774	$ 911
Total net revenue	22,637	21,902
Expense
Interest expense	3,254	1,966	1,468
Other expense	1,709	2,529	2,015
Income before income taxes and equity in undistributed income of subsidiaries	8,678	7,517	8,105
Applicable income taxes	1,554	1,264	2,161
Net income attributable to U.S. Bancorp	7,096	6,218	5,888
Parent Company [Member]
Income
Interest from subsidiaries	220	159	140
Other income	33	41	57
Total net revenue	5,559	5,005	2,301
Expense
Interest expense	471	402	327
Other expense	133	124	123
Total expense	604	526	450
Income before income taxes and equity in undistributed income of subsidiaries	4,955	4,479	1,851
Applicable income taxes	(91)	(176)	(97)
Income of parent company	5,046	4,655	1,948
Equity in undistributed income of subsidiaries	2,050	1,563	3,940
Net income attributable to U.S. Bancorp	7,096	6,218	5,888
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	5,300	4,800	2,100
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 6	$ 5	$ 4